Subsequent Events - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2023 shares	Feb. 28, 2023 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Subsequent Event [Line Items]
Recognition of additional share-based compensation expense			¥ 340,860	$ 49,420	¥ 530,440	¥ 1,900,588
Number of options, Granted			85,357,994	85,357,994	55,388,338	136,230,857
Subsequent Events
Subsequent Event [Line Items]
Number of options, Granted	65,662,949	65,662,949